Income Taxes - Summary of Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	$ 382	$ 1,308
Canadian federal and provincial statutory income tax rate	27.00%	27.00%
Income tax at statutory rates	$ 103	$ 353
Adjusted for the effect of:
Impact of foreign tax rates	(18)	(45)
Recovery of prior year taxes due to US legislative changes	(94)	0
Production-related deductions	(12)	(17)
Non-taxable income	(59)	(19)
Change in recognition of tax losses and deductible temporary differences	(20)	0
Impact of tax rate changes	(3)	16
Non-deductible expenses	13	15
Foreign accrual property income	7	18
Other	6	(5)
Income tax (recovery) expense included in net earnings	(77)	316
Canada [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	525	765
United States [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	(506)	315
Australia [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	83	27
Trinidad [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	(44)	(28)
Other markets [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	$ 324	$ 229